Property, plant and equipment - Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Firm orders of property, plant and equipment	€ 398	€ 535	€ 508
Property, plant and equipment pledged as security for liabilities	€ 107	€ 123	€ 128